Borrowings, Borrowings Current and Non-Current (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current [Abstract]
Bank borrowings	$ 312,655	$ 252,556
Sales and leaseback liabilities (accounted for as financing transaction)	59,536	64,506
Other lease liabilities	23,438	19,233
Total current borrowings	395,629	336,295
Non-current [Abstract]
Bank borrowings	238,952	322,820
Sales and leaseback liabilities (accounted for as financing transaction)	391,277	461,924
Other lease liabilities	829	1,210
Non-current borrowings	631,058	785,954
Total borrowings	$ 1,026,687	$ 1,122,249